Reportable Segments - Schedule of Segment Information of Revenue, Expenses, and Operating Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Billing and related services [Member]
Billing and Related Services:
Revenues		$ 13,616	$ 13,624	$ 13,888
Employment compensation	[1]	(6,903)	(6,908)	(6,763)
Other segment expenses	[2]	(2,662)	(2,093)	(2,020)
Operating income		4,051	4,623	5,105
Messaging [Member]
Billing and Related Services:
Revenues		7,830	7,988	7,663
Telecom services	[3]	(6,620)	(6,917)	(6,184)
Other segment expenses	[4]	(884)	(945)	(1,060)
Operating income		$ 326	$ 126	$ 419

[1]	Includes employee payroll, bonuses, share-based compensation, and other employee related benefits.
[2]	Includes expenses for software license fees to third parties, consumer hardware product costs, and legal-related costs and other expenses.
[3]	Include enterprise and wholesale messaging costs.
[4]	Includes expenses for employment compensation, overhead and related costs, and amortization of intangible assets.